November 15, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds File Nos. 033-46924 and 811-06618 Post-Effective Amendment No. 57

Dear Sir or Madam:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the First Investors Equity Funds (the “Registrant”) is Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The primary purpose of this filing is to change the name of First Investors Value Fund to First Investors Equity Income Fund (the "Fund").  Aside from changing the name of the Fund, and making changes to the Prospectus and Statement of Additional Information in connection with the Fund’s name change, the Registrant is only making the usual and customary “annual update” changes, and certain other non-material disclosure changes which could otherwise be included in a Rule 485(b) filing.  Accordingly, we request that the Staff use the limited review procedure of Securities Act Release No. 6510 (February 15, 1984) to limit its review to the disclosure items relating to changes made in connection with the Fund’s name change.  This filing is not intended to affect the Prospectus or Statement of Additional Information of any other series of the Registrant.

The Registrant has elected that this filing be automatically effective 60 days after filing pursuant to Rule 485(a)(1) under the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

Very truly yours, /s/ Francine Rosenberger Francine J. Rosenberger

Attachments

cc:           Mary Carty
Russell Shepherd
    First Investors Management Company, Inc.